Document and Entity Information	6 Months Ended
Jun. 30, 2024
Document and Entity Information
Document Type	6-K
Entity Registrant Name	NaaS Technology Inc.
Document Period End Date	Jun. 30, 2024
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q2
Entity Central Index Key	0001712178
Amendment Flag	false
Entity File Number	001-38235
Entity Address, Address Line One	Newlink Center, Area G, Building 7
Entity Address, Address Line Two	Huitong Times Square
Entity Address, Address Line Three	No.1 Yaojiayuan South Road
Entity Address, City or Town	Chaoyang District
Entity Address, Country	CN